COLUMBIA FUNDS SERIES TRUST I

                       Columbia International Growth Fund
                                  (the "Fund")

    Supplement dated January 9, 2009 to the Prospectuses dated August 1, 2008


           Effective December 31, 2008, references to Timothy R. Anderson's managerial responsibilities with respect to the Fund, as cited within the section of the prospectuses entitled "Management of the Fund: Portfolio Managers," are hereby amended to indicate that Mr. Anderson is Lead manager of the Fund.





















        Shareholders should retain this Supplement for future reference.









INT-47/2637-0109

                          COLUMBIA FUNDS SERIES TRUST I

                         Columbia Emerging Markets Fund
                                  (the "Fund")

    Supplement dated January 9, 2009 to the Prospectuses dated August 1, 2008


           Effective December 31, 2008, Robert B. Cameron has been named as a co-portfolio manager for the Fund. Accordingly, the following information is added to the section of the prospectuses entitled "Management of the Fund:
Portfolio Managers":


Robert B. Cameron
Co-manager. Service with the Fund since December 2008.

Vice President of the Advisor; associated with the Advisor as an investment professional since October 2008. Prior to October 2008, Mr. Cameron was a portfolio manager and managing member of Cameron Global Investments LLC during the period 2003 to 2008 and a senior portfolio manager at RCM Capital Management from May 2004 to September 2005.



















        Shareholders should retain this Supplement for future reference.






INT-47/2732-0109

                          COLUMBIA FUNDS SERIES TRUST I

                         Columbia Emerging Markets Fund
                                  (the "Fund")

                     Supplement dated January 9, 2009 to the
            Statement of Additional Information dated August 1, 2008


         Effective December 31, 2008, in the section entitled "Investment Advisory and Other Services - The Advisor and Investment Advisory Services," the following information as it pertains to the Fund is revised as follows:

The following is added to the table under the heading "Portfolio Manager(s) of the Advisor":

------------------------------------------------------- -----------------------------------------------------
Portfolio Manager                                       Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Robert B. Cameron                                       Emerging Markets Fund
------------------------------------------------------- -----------------------------------------------------



The following is added to the table under the heading "Performance Benchmarks":



-------------------------- -------------------------- --------------------------------- --------------------------------------------
    Portfolio Manager               Fund(s)                 Primary Benchmark(s)                         Peer Group
-------------------------- -------------------------- --------------------------------- --------------------------------------------
-------------------------- -------------------------- --------------------------------- --------------------------------------------
Robert B. Cameron            Emerging Markets Fund       MSCI Emerging Markets Index    Lipper Emerging Markets Funds Classification
-------------------------- -------------------------- --------------------------------- --------------------------------------------



The following is added to the table under the heading "Other Accounts Managed by the Portfolio Manager(s)":



-------------------------------- -------------------------------- -------------------------------- ------------------------------

                                  Other SEC-registered open-end
                                               and                   Other pooled investment
       Portfolio Manager                closed-end funds                     vehicles                     Other accounts
-------------------------------- -------------------------------- -------------------------------- ------------------------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
                                  Number of         Assets         Number of         Assets         Number of        Assets
                                  accounts                         accounts                         accounts
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
Robert B. Cameron(z)*                 0               $0               1         $38.2 million          3           $700,000
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------

*Account information is provided as of December 31, 2008.
(z) "Other SEC-registered open-end and closed-end funds" represents funds other than Emerging Markets Fund.


The following is added to the table under the heading "Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance":


-------------------------------- -------------------------------- -------------------------------- ------------------------------

                                  Other SEC-registered open-end
                                               and                   Other pooled investment
       Portfolio Manager                closed-end funds                     vehicles                     Other accounts
-------------------------------- -------------------------------- -------------------------------- ------------------------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
                                  Number of         Assets         Number of         Assets         Number of        Assets
                                  accounts                         accounts                         accounts
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
Robert B. Cameron(z)*                 0               $0               0               $0               0              $0
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------

*Account information is provided as of December 31, 2008.
(z) "Other SEC-registered open-end and closed-end funds" represents funds other than Emerging Markets Fund.



The following is added to the table under the heading "Portfolio Manager Ownership of the Funds as of March 31, 2008":



-------------------------------------- ----------------------------------- ----------------------------------
                                                      Fund                      Dollar Range of Equity
          Portfolio Manager                                                       Securities in the
                                                                                Fund Beneficially Owned
-------------------------------------- ----------------------------------- ----------------------------------
-------------------------------------- ----------------------------------- ----------------------------------
Robert B. Cameron*                           Emerging Markets Fund                       None
-------------------------------------- ----------------------------------- ----------------------------------

* Account information is provided as of December 31, 2008.










        Shareholders should retain this Supplement for future reference.










INT-50/2555-0109